Subsequent events (Details Narrative)						1 Months Ended			12 Months Ended
	Oct. 05, 2023	Sep. 14, 2023 $ / shares	Sep. 13, 2023 ARS ($)	Aug. 09, 2023	Aug. 07, 2023 shares	Sep. 29, 2023 ARS ($) $ / shares shares	Aug. 31, 2023	Jul. 24, 2023 USD ($)	Jun. 30, 2023 ARS ($)	Jun. 30, 2022 ARS ($)	Jun. 30, 2021 ARS ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 ARS ($)
Statement [Line Items]
Share Capital										$ 157,641,000,000		$ 106,036,000,000
Net income / (loss)									$ 60,986,000,000	$ 75,222,000,000	$ (132,885,000,000)
General Ordinary Shareholders [Member]
Statement [Line Items]
Net income / (loss)									57,350,900,000
Legal reseve													$ 2,867,500,000
Distribution Of Dividend									54,483,300,000
Distribution Of Future Dividend									$ 8,984,900,000
Special reseve													$ 531,800,000
Subsequent Events [Member]
Statement [Line Items]
Description Of Voting right per share			(i) an increase in the capital stock in the amount of ARS 6,552.4 million, through the partial capitalization of the Issue Premium account, resulting in the issuance of 6,552,405,000 common shares, with a par value of ARS 1 (one peso) and with the right to one vote per share; and (ii) changing the nominal value of the ordinary shares from ARS 1 to ARS 10 each and entitled to one (1) vote per share
Share Capital			$ 7,364,000,000
Subsequent Events [Member] | Exercise Of Warrants [Member]
Statement [Line Items]
Ordinary shares | shares						63,039
Face value of Ordinary share | $ / shares						$ 10
Warrants Exercise amount						$ 27,247
Description of outstanding warrants						the number of shares of the Company increased from 736,354,245 to 736,421,306 with a face value of ARS 10, the stock capital increases from 7,363,542,450 to 7,364,213,060, and the new number of outstanding warrants decreased from 79,709,301 to 79,646,262
Subsequent Events [Member] | Warrants Modification [Member]
Statement [Line Items]
Description of common shares		outstanding shares will change from 811,137,457 common shares, with a nominal value of ARS 1 each and one vote per share, to the amount of 736,354,245 common shares with a nominal value of ARS 10 each and one vote per share
Warrants exercise previous price | $ / shares		$ 0.3689
Warrants exercise after price | $ / shares		$ 0.4063
Subsequent Events [Member] | 261 Della Paolera" floor sale [Member]
Statement [Line Items]
Description of floor sale	IRSA signed the deed for the sale of two floors for a total of 2,213 square meters, 18 parking spaces, and 6 complementary units of the same building. The transaction price was set at ARS 12,674.6 million, which had already been paid			IRSA signed the deed for the sale of the 9th floor with a total of 1,142 square meters, 10 parking spaces, and 2 complementary units of the same building. The transaction price was set at USD 12.2 million, which had already been paid
Subsequent Events [Member] | Maple Building Sale [Member]
Statement [Line Items]
Description of building sale								IRSA signed the deed for the sale of all the functional and complementary units of the “Maple Building” located at 664 Suipacha Street in the Autonomous City of Buenos Aires. The price of the operation was USD 6.75 million, of which USD 3 million has been collected in cash, USD 750,000 through the delivery of 3 functional units in a building owned by the buyer at Avenida Córdoba 633 in the Autonomous City of Buenos Aires, with a bailment agreement for 30 months and the remaining balance of USD 3 million will be paid
Remaining amount paid in installment								$ 2,500,000
Interest rate								5.00%
Provision of services by the buyer								$ 500,000
Subsequent Events [Member] | Repurchase Of Share [Member]
Statement [Line Items]
Repurchase of common shares | shares					4,608,962
Shares of ownership					37.92%
Subsequent Events [Member] | Sale Of Quality Investment S.A. [Member]
Statement [Line Items]
Interest rate							7.00%
Description of sale fo shares							IRSA sold and transferred 100% of its participation in Quality Invest S.A. representing of 50% of the share capital. The amount of the transaction amounted to USD 22.9 million, of which USD 21.5 million has been collected together with the transfer of the shares and the balance of USD 1.4 million will be collected after 3 years